INVESTMENT COMPANY ADMINISTRATION, L.L.C.
                        2020 E. FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91740
                                 (626) 852-1033
                               FAX (626) 852-1039


June 30, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  Rule 497(j)
          Masters' Select Funds Trust
          (File Nos. 333-10015; 811-7763)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Masters Select Funds Trust. (the "Trust"), does not differ from that contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed electronically on June 22, 2000

     If you have any questions, please do not hesitate to call me at (626) 852-1033.


Very truly yours,

/s/ Rita Dam

Mutual Fund Administrator


cc:  Robert Slotky